Related Party Balance and Transactions - Schedule of Transactions with Related Parties (Details)	12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)
Noah Trust (Asia) Limited [Member]
Related Party Transaction [Line Items]
Relationship	Mr. Kenneth But being one of its directors	Mr. Kenneth But being one of its directors
Nature of transactions	Payroll outsourcing service fee income	Payroll outsourcing service fee income
Related party’s transactions, amount	$ 6,000	$ 764	$ 6,000	$ 6,000
Nebula 360 Services Limited [Member]
Related Party Transaction [Line Items]
Relationship	Raymond, brother of Mr. Lao, being the director	Raymond, brother of Mr. Lao, being the director
Nature of transactions	Employment service fee expense	Employment service fee expense
Related party’s transactions, amount	$ 46,749	$ 6,000	$ 23,460